Submission	Oct. 24, 2024
Submission [Line Items]
Central Index Key	0001880319
Registrant Name	Perimeter Solutions, SA
Registration File Number	333-281134
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A